Share-Based Compensation (Details) - Schedule of RSUs relating to ordinary shares granted - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of RSUs Relating to Ordinary Shares Granted [Abstract]
Number of RSUs Awarded and unvested beginning balance	178,676
Weighted average grant date fair value Awarded and unvested beginning balance	$ 13.67
Number of RSUs Granted	54,000	2,426,293
Weighted average grant date fair value Granted	$ 2.26	$ 9.18
Number of RSUs Vested	(221,368)	(2,247,617)
Weighted average grant date fair value Vested	$ 12.43	$ 8.82
Number of RSUs Awarded and unvested ending balance	11,308	178,676
Weighted average grant date fair value Awarded and unvested ending balance	$ 15.02	$ 13.67
Number of RSUs Expected to vest	11,308
Weighted average grant date fair value Expected to vest	$ 15.02